Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2025	¥ 8,825
2026	7,211
2027	6,492
2028	3,526
2029	¥ 3,098